American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2025

California Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 100.3%
California — 99.2%
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/28 (AG)	2,620,000	2,737,195
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/31 (AG)	1,395,000	1,455,479
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/32 (AG)	490,000	510,564
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,287,091
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,555,582
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,045,188
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,614,292
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,445,980
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,301,767
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,747,955
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System), VRDN, 2.55%, 12/1/25 (LOC: Bank of America N.A.)	660,000	660,000
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	6,000,000	6,221,777
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	649,405
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	589,424
Atwater Wastewater Rev., 5.00%, 5/1/27 (AG)	415,000	427,987
Atwater Wastewater Rev., 5.00%, 5/1/29 (AG)	700,000	723,148
Atwater Wastewater Rev., 5.00%, 5/1/32 (AG)	895,000	923,505
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AG)	6,420,000	6,460,024
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,028,298
Bay Area Toll Authority Rev., 5.00%, 4/1/42	7,000,000	7,631,557
Bay Area Toll Authority Rev., 5.00%, 4/1/44	1,000,000	1,103,700
Bay Area Toll Authority Rev., 5.00%, 4/1/45	1,000,000	1,070,201
Bay Area Toll Authority Rev., VRDN, 2.40%, 12/1/25 (LOC: Barclays Bank PLC)	1,275,000	1,275,000
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,985,128
Bay Area Toll Authority Rev., VRN, 3.24%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,994,591
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,555,447
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,848,823
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	25,000,000	27,402,195
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,252,606
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,923,955
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	11,150,000	11,915,704
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	7,011,967
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,605,000	5,054,890
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,419,086
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,732,771
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	10,923,137
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	6,000,000	6,377,746
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	12,400,000	13,209,690
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,695,000	6,287,448
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	7,000,000	7,686,652
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	6,100,000	6,694,538
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	286,861
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	834,134
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,341,869
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,645,282

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	1,991,082
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	963,565
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	450,000	481,943
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	424,098
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	200,654
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	272,210
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	239,902
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,522,766
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/46	4,450,000	5,130,369
California Educational Facilities Authority Rev., (Leland Stanford Junior University), VRN, 5.00%, 3/1/55	1,150,000	1,322,485
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	307,482
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	817,637
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	520,106
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	661,668
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,562,721
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	325,000	372,238
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/35	4,000,000	4,914,204
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/37	200,000	234,095
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/38	300,000	348,672
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/39	350,000	404,370
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/40	315,000	360,572
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/41	500,000	565,027
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/42	575,000	640,654
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/43	610,000	671,844
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/44	725,000	790,414
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/45	1,010,000	1,094,447
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	494,460
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	519,130
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	600,386
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	653,957
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	445,174
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	661,146
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	736,635
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,188,882
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,072,837
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	698,994
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,778,768
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(2)	950,000	985,424
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(2)	1,000,000	973,926
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	463,284
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	351,127
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	376,021
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	518,195
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	569,271
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	564,200
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	504,577
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	334,535
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	954,159
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	4,820,000	5,288,101
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,004,812
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,013,598
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,705,854
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	400,824
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,447,189
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,275,283

California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,101,399
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,318,045
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	1,600,000	1,630,401
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,799,563
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,043,737
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	2,000,000	2,220,040
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,790,728
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	2,200,000	2,422,470
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/42	1,800,000	1,965,273
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/43	1,750,000	1,892,248
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/44	2,000,000	2,146,288
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,251,054
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,179,302
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,757,192
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,320,171
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	4,000,000	4,745,902
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	10,033,487
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,778,003
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,534,134
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,090,606
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,370,285
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 4.00%, 11/15/42	2,925,000	2,858,250
California Housing Finance Agency Rev., 4.25%, 1/15/35	5,040,093	5,218,562
California Housing Finance Agency Rev., 3.50%, 11/20/35	9,996,548	9,939,741
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	7,375,000	7,398,942
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	5,076,018
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	3,000,000	3,003,688
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,787,998
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	3,850,000	3,928,809
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,009,316
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	10,670,000	12,090,231
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,956,157
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,259,980
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	508,549
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	368,028
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	215,564
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	633,089
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	272,640
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	411,051
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	307,621
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	261,641
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 3.49%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,495,797
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,158,962

California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	2,600,000	2,827,800
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,670,000	1,721,721
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	669,561
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	4,750,000	4,976,343
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	2,043,383
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)(3)	2,500,000	2,503,171
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	1,650,000	1,652,252
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	1,375,000	1,375,268
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	940,000	944,561
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	580,000	579,994
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(2)	1,500,000	1,506,605
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(2)	1,100,000	1,144,528
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(2)	1,750,000	1,749,980
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	309,250
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	156,977
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	235,325
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	235,288
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	208,796
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	234,327
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	233,725
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	259,060
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	232,671
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	257,825
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	797,281
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	307,784
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,958,765
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,211,383
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	298,053
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	672,015
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	739,717
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	795,764
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	1,036,175
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	564,972
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,378,698
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,243,773
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,181,144
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,791,942
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,236,223
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	765,418
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(2)	435,000	444,919
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(2)	1,130,000	1,118,073
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	784,332
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,634,233
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,695,200
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,223,173
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	489,849
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(2)	200,000	200,000
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(2)	100,000	103,936
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.50%, 12/1/45	1,000,000	1,041,870
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(2)	1,590,000	1,555,820

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,002,368
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,782,340
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,391,556
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,749,145
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,076,729
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	300,237
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	743,330
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,073,833
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	1,500,000	1,386,090
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,276,999
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,145,433
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,527,001
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,388,844
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,521,982
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/32	1,000,000	1,027,029
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,023,069
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,619,840
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	733,849
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,016,953
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,127,883
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,262,249
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	1,996,782
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,399,949
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,457,675
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	2,210,000	2,389,499
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	3,105,000	3,336,195
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	1,250,000	1,274,131
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/35	1,000,000	1,085,406
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	745,000	802,879
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,124,917
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	833,120
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	824,842
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,360,360
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,078,177
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	722,492
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,725,000	2,730,246
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	316,678
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	263,524
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	213,931
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	227,405
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	338,963
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	539,446
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	453,978
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	800,236
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	620,498
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	10,000,000	10,683,757
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/28	350,000	371,394
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/30	300,000	332,123
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/31	465,000	523,415
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/32	500,000	569,797
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/33	725,000	836,082

California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/34	1,330,000	1,506,386
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/35	540,000	606,877
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,010,679
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,025,558
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,979,490
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	4,950,000	4,969,228
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,303,815
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(2)	1,530,000	1,471,970
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(2)	1,000,000	900,619
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(2)	2,750,000	2,069,583
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,524,858
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	3,937,509	3,951,986
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	5,883,754	5,517,238
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,322,183
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	591,495
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,545,019
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,608,304
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	418,993
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	768,279
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/45	670,000	684,805
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 7/1/39(2)	2,000,000	2,056,083
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(2)	3,435,000	3,478,589
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	763,265
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	504,860
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,006,130
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	793,973
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,105,153
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	735,711
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	668,153
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	816,201
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,292,896
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,645,371
California School Finance Authority Rev., 5.00%, 6/1/37(2)	240,000	240,676
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(2)	250,000	269,005
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(2)	325,000	319,088
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	2,000,000	2,020,896
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(2)	525,000	483,648
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(2)	340,000	363,420
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(2)	505,000	508,460
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(2)	355,000	377,660
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(2)	375,000	396,596
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(2)	395,000	415,031
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(2)	465,000	455,772
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(2)	415,000	433,364
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(2)	435,000	451,777
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(2)	480,000	490,138
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(2)	175,000	176,311
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(2)	185,000	185,468
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(2)	680,000	578,682
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(2)	150,000	151,369

California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(2)	160,000	163,988
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(2)	380,000	394,587
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(2)	640,000	672,741
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	1,000,000	1,048,470
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(2)	620,000	641,274
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(2)	420,000	433,072
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(2)	250,000	252,863
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	120,000	119,764
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(2)	310,000	310,403
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(2)	670,000	672,376
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(2)	635,000	598,543
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	260,000	268,425
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(2)	195,000	195,868
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(2)	740,000	740,091
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(2)	850,000	894,014
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	786,813
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	837,498
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	893,076
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	944,010
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,780,118
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,006,675
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	4,107,252
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,967,755
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,931,678
California State University Rev., 5.00%, 11/1/28	2,000,000	2,077,225
California State University Rev., 5.00%, 11/1/29	1,000,000	1,037,997
California State University Rev., 5.00%, 11/1/30	3,000,000	3,114,662
California State University Rev., 5.00%, 11/1/31	2,900,000	3,008,019
California State University Rev., 5.00%, 11/1/39	5,000,000	5,766,447
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,301,746
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AG)	1,155,000	1,242,331
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AG)	1,340,000	1,433,807
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AG)	1,000,000	1,047,986
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(2)	7,000,000	8,007,710
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,005,104
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,597,080
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	329,500
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,067,981
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,027,671
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,260,965
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,956,894
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,274,510
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	605,000	607,800
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	693,311
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	715,562
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,373,479
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.00%, 2/15/26, Prerefunded at 100% of Par(4)	640,000	643,247

California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,692,746
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AG)	350,000	359,569
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	2,300,000	2,389,222
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	148,053
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	127,626
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	186,365
California Statewide Communities Development Authority Rev., (Heritage Park Apartments Roseville LP), 3.70%, 4/1/35 (FNMA)	2,500,000	2,594,961
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	615,000	614,416
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(2)	375,000	385,955
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(2)	475,000	480,241
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	5,000,000	5,032,619
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(2)	1,000,000	1,032,688
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,500,000	6,536,319
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,087,978
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.25%, 12/1/25 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/34	680,000	791,042
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/35	570,000	659,794
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/36	1,500,000	1,723,426
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/37	1,045,000	1,191,540
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/38	1,020,000	1,154,032
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	1,485,000	1,671,362
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/40	3,645,000	4,065,423
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/41	3,825,000	4,232,660
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/42	2,010,000	2,204,573
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/43	2,110,000	2,297,233
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/44	4,430,000	4,788,174
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/45	4,650,000	5,004,044
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,404,939
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,748,707
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	3,963,888
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	250,000	255,808
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,277,764
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	683,531
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,238,253
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,080,247
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	207,067
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	810,128
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,553,224
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,131,107
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,052,567
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/26	130,000	131,646
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/27	195,000	200,907
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/28	205,000	214,425

Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	285,000	290,335
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	716,610
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	898,573
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	820,723
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,545,082
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	510,165
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/29	215,000	226,391
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/31	235,000	252,249
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/32	250,000	270,261
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/33	260,000	280,201
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/34	275,000	296,690
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/40	1,000,000	1,054,651
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,123,876
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(2)	155,000	160,338
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(2)	400,000	435,917
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/35(2)(3)	1,200,000	1,279,824
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(2)	385,000	408,806
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/46(2)(3)	1,350,000	1,352,064
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/26(2)	35,000	35,184
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/31(2)	150,000	153,452
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,871,959
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	580,964
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	538,451
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	747,929
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,235,000	1,253,895
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(2)	1,900,000	1,609,756
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(2)	5,000,000	3,575,616
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	2,000,000	1,363,840
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(2)	7,595,000	6,448,394
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	705,000	210,153
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	230,847
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	256,334
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	281,392
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	270,347

Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,353,483
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,276,731
Desert Sands Unified School District GO, 5.00%, 8/1/28	3,000,000	3,222,097
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,809,191
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	201,260
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,371,464
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,339,638
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	1,018,950
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,112,134
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	835,999
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,319,138
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	408,460
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	692,046
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	515,713
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/44	2,250,000	2,468,388
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	30,000,000	30,053,211
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,273,452
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,799,905
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/40	525,000	556,371
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/45	475,000	486,677
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,752,436
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,540,148
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	1,032,801
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,486,757
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,115,076
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,302,272
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	710,168
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(1)	2,665,000	2,477,131
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,733,697
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	547,410
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,136,186
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No. 1), 4.00%, 9/1/35	1,690,000	1,713,271
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,288,608
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,035,278
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,122,724
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,009,445
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,263,983
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	251,017
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	556,326
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,192,775
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,557,689
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	326,687
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	371,240
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	264,327
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,463,000	3,661,454
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	1,725,000	1,726,169
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,000,000	6,849,032
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	599,441
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,089,302

Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,642,807
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/27(3)	690,000	710,244
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/28(3)	500,000	526,269
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/29(3)	675,000	726,296
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	686,194
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,117,702
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,404,945
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AG)	1,650,000	1,663,954
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AG)	1,400,000	1,447,695
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AG)	1,000,000	1,034,216
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AG)	1,350,000	1,395,711
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	5,977,024
Glendale Electric Rev., 5.00%, 2/1/46	800,000	849,555
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(4)	6,000,000	6,081,166
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(4)	2,000,000	2,081,301
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	456,331
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	234,239
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	497,690
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,118,751
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	10,925,000	10,425,106
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,016,933
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,012,236
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,382,274
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,499,867
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AG)	7,235,000	7,752,407
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AG)	4,195,000	4,443,074
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	437,756
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	572,839
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,023,477
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,355,693
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(2)	1,450,000	1,478,779
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/41 (AG)(2)	900,000	912,979
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	512,163
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	239,382
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	509,001
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	508,613
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	304,577
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	867,108
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	506,242
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,677,678
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,778,074
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,526,267
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/27	275,000	286,355
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/28	250,000	266,193
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/29	400,000	435,606
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/30 (AG)	435,000	484,736
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/31 (AG)	350,000	396,890
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/32 (AG)	400,000	459,498
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,514,197
Irvine Ranch Water District Special Assessment, VRDN, 2.25%, 12/1/25 (LOC: Bank of America N.A.)	365,000	365,000
Irvine Ranch Water District Special Assessment, VRDN, 2.25%, 12/1/25 (LOC: Bank of America N.A.)	4,000,000	4,000,000
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,759,456
Irvine Unified School District Special Tax, 5.00%, 9/1/29	1,910,000	2,044,499
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,336,973
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,014,356

Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AG)	1,500,000	1,504,002
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,732,569
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	643,703
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	385,747
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	369,597
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	419,762
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	576,578
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/40(3)	1,000,000	1,059,514
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/45(3)	2,965,000	3,049,149
Kentfield School District GO, 5.00%, 8/1/39	1,010,000	1,172,823
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,283,254
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,130,415
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	351,157
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	332,282
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,313,750
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	400,000	423,494
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/45	1,825,000	1,876,830
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	942,246
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,194,590
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,934,955
Long Beach Marina System Rev., 5.00%, 5/15/36	1,925,000	2,209,311
Long Beach Marina System Rev., 5.00%, 5/15/37	2,005,000	2,281,102
Long Beach Marina System Rev., 5.00%, 5/15/38	2,220,000	2,504,843
Long Beach Marina System Rev., 5.00%, 5/15/39	890,000	996,979
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,085,162
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,050,744
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,477,929
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,144,247
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,877,569
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,014,332
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,874,789
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,352,357
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,221,452
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(4)	1,565,000	1,700,158
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,401,917
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,296,787
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,554,366
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,456,307
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,000,966
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,600,636
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,671,869
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,839,180
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/39	5,000,000	5,541,307
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,250,000	6,621,180
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	8,050,000	8,756,514

Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/43	1,900,000	2,000,120
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,721,619
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,212,176
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	1,335,000	1,352,083
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	1,570,000	1,624,148
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	5,370,000	5,780,411
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,142,626
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,273,791
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,572,846
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,903,989
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	11,875,000	12,966,879
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,011,217
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46(3)	10,000,000	10,004,811
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,539,729
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,446,305
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,879,700
Los Angeles Unified School District GO, 5.00%, 7/1/35	5,000,000	6,105,681
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,611,628
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,319,820
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,595,823
Los Rios Community College District GO, 5.00%, 8/1/26	3,250,000	3,311,886
Manhattan Beach COP, VRN, 5.00%, 7/1/55	1,800,000	1,885,148
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,357,445
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,020,910
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,143,911
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,958,789
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	502,072
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,857,966
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,961,666
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,321,910
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,145,801
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,062,689
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,145,264
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,296,490
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	882,768
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	651,391
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	754,854
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,552,267
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/40	500,000	520,852
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/45	750,000	764,809
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,555,111
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0..00%, 7/1/29(1)	7,495,000	6,603,380
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,803,898
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,220,966
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,179,279
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,453,152
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,754,866
Mt San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,263,371
Mt San Antonio Community College District GO, 5.00%, 8/1/45	1,000,000	1,104,473
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,853,893

Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,501,882
Napa Valley Unified School District GO, 5.00%, 8/1/43	350,000	387,745
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	6,071,168	5,998,756
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	253,638
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,557,844
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,760,600
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,170,240
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,010,021
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,010,100
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,873,853
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,874,183
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,942,990
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,445,620
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,207,763
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,203,908
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AG)	1,500,000	1,700,665
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AG)	2,250,000	2,525,355
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	529,341
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	515,813
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	341,911
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	233,140
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,294,194
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,058,304
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	595,945
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	626,112
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	658,897
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,216,621
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	610,642
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	639,028
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	936,917
Orange County Airport Rev., 5.00%, 7/1/26(4)	1,000,000	1,014,312
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,026,794
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,249,918
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,607,837
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,389,099
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,747,173
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,262,919
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,154,676
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,333,157
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,627,461
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,100,689
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,285,770
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	361,331
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,186,704
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,110,977
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,236,017
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	471,532
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	709,665
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	3,829,368

Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,341,315
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	3,330,000	3,733,326
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,475,370
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	3,821,203
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	2,079,749
Paradise Unified School District COP, 5.25%, 5/1/44	1,000,000	1,019,766
Paradise Unified School District COP, 5.25%, 5/1/48	2,620,000	2,657,424
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	563,858
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	533,624
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	501,676
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,968,865
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,138,164
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	855,089
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	325,198
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	469,466
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	589,327
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,291,097
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,946,659
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AG)	3,340,000	3,397,686
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	3,000,000	3,053,591
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,312,438
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	600,000	645,205
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	167,240
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	220,608
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	757,591
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,288,254
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,700,383
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,654,287
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/45	585,000	599,306
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	2,021,897
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,157,433
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,524,895
Ravenswood City School District GO, 5.25%, 8/1/45 (AG)	3,375,000	3,558,110
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,867,492
Redwood City School District GO, 5.00%, 8/1/38	200,000	230,268
Redwood City School District GO, 5.00%, 8/1/39	250,000	285,776
Redwood City School District GO, 5.00%, 8/1/40	350,000	394,626
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,046,296
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,327,304
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,020,302
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/40	775,000	812,319
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	1,225,000	1,254,958
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	375,018
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	417,423
Rio Hondo Community College District GO, 5.00%, 8/1/43	1,000,000	1,115,604
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,505,785
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	1,655,000	1,969,285
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AG)	250,000	260,842

Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AG)	500,000	534,166
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AG)	1,000,000	1,177,894
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AG)	1,325,000	1,554,210
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AG)	1,000,000	1,163,257
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AG)	750,000	866,390
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,498,141
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,667,224
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(4)	465,000	435,589
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	493,079
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	864,427
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,301,131
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	3,993,121
Riverside Sewer Rev., 5.00%, 8/1/37	1,605,000	1,908,602
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,451,919
Riverside Sewer Rev., 5.00%, 8/1/38	2,400,000	2,825,916
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/40	575,000	595,758
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/45	1,400,000	1,441,976
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	1,275,000	1,335,941
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/45	1,500,000	1,542,306
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/34 (BAM)	1,035,000	1,203,130
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/35 (BAM)	1,000,000	1,166,071
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/36 (BAM)	1,325,000	1,537,497
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,033,291
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,136,352
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,032,801
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	583,693
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	264,750
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/45	1,500,000	1,543,395
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	269,054
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	442,288
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	271,046
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,055,682
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	561,026
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,309,143
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40(3)	285,000	296,652
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,092,464
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,059,876
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,431,537
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,279,479
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,072,127

Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	352,371
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,693,625
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,254,422
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	578,424
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	731,434
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	274,772
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	227,932
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	325,529
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	573,478
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	669,603
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	975,232
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,540,949
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,060,973
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,194,973
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,058,214
Sacramento County Airport System Rev., 5.00%, 7/1/39	1,250,000	1,448,188
Sacramento County Airport System Rev., 5.00%, 7/1/40	3,000,000	3,432,768
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,631,024
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,000,000	3,146,239
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,308,044
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,268,238
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,906,628
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,116,434
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	3,850,000	4,458,052
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,356,404
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,384,807
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,045,715
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	843,764
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AG)	1,275,000	1,275,000
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	676,164
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,040,615
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	883,806
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,038,591
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	726,262
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,036,140
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,064,756
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,496,838
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,392,918
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,489,322
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,188,361
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,038,700
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/28	10,000,000	10,124,412
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 8/1/38	5,000,000	5,268,321
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/39	1,800,000	2,022,646
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	4,805,000	5,444,880
San Diego Unified School District GO, 5.00%, 7/1/31	500,000	578,865
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,219,171
San Diego Unified School District GO, 5.00%, 7/1/41	1,040,000	1,260,220

San Diego Unified School District GO, 5.00%, 7/1/42	500,000	594,888
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	798,866
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,536,174
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,431,379
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,382,273
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,128,971
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,303,289
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,112,976
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,605,727
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,735
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,706
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,483
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AG)	1,980,000	2,149,455
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AG)	1,095,000	1,213,853
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,494
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AG)	1,095,000	1,236,750
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AG)	1,250,000	1,433,430
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AG)	1,290,000	1,494,741
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AG)	2,900,000	3,397,468
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	1,150,000	1,357,426
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AG)	1,240,000	1,450,924
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AG)	2,160,000	2,504,945
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AG)	3,080,000	3,542,431
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AG)	645,000	736,590
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AG)	685,000	771,806
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,058,429
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/39	2,500,000	3,118,661
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/40	1,310,000	1,607,763
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,568,064
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,163,344
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,799,131
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,449,086
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	935,084
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,045,000	1,045,480
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	4,871,000	5,069,748
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	4,960,913
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	152,364
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,398,137
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/34	1,050,000	1,147,930
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/36	1,885,000	2,038,544
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,117,037
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,274,723
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,017,204

San Mateo Union High School District GO, Capital Appreciation, VRN, 0.00%, 9/1/33	2,000,000	2,032,035
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,426,521
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,456,743
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	773,602
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,336,659
Santa Barbara Community College District GO, 6.00%, 8/1/41	1,000,000	1,225,918
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/29	1,515,000	1,648,954
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/31	845,000	917,165
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/33	840,000	908,478
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/35	2,035,000	2,190,848
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/38	1,000,000	1,065,606
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,049,010
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,264,263
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,770,490
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,002,244
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/34(3)	6,000,000	7,050,095
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/35(3)	6,000,000	7,115,552
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,035,508
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AG)	2,090,000	2,263,230
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AG)	1,900,000	2,051,214
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AG)	2,000,000	2,052,020
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AG)	600,000	614,219
Shasta Union High School District GO, Capital Appreciation, 0.00%, 2/1/29(1)	10,000,000	9,179,507
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,115,282
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,342,312
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AG)(4)	15,000	16,178
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AG)	435,000	470,100
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AG)(4)	70,000	75,497
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AG)	2,040,000	2,180,038
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AG)	2,450,000	2,589,145
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AG)(4)	80,000	86,282
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,205,130
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,582,243
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,015,841
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,199,251
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,422,080
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	275,000	290,029
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	500,000	514,992
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	869,772
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	2,250,000	2,254,473
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/35	5,400,000	6,122,583
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	6,250,000	6,501,432
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	7,150,000	7,558,587
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,322,659
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,288,502
State of California GO, 5.00%, 9/1/28	10,000,000	10,715,934
State of California GO, 5.00%, 11/1/28	5,000,000	5,379,371
State of California GO, 5.00%, 9/1/31	3,685,000	4,201,823
State of California GO, 5.00%, 8/1/33	7,000,000	8,211,549
State of California GO, 4.00%, 3/1/36	700,000	757,009

State of California GO, 4.00%, 3/1/37	825,000	880,896
State of California GO, 4.00%, 3/1/37	10,100,000	10,438,829
State of California GO, 4.00%, 9/1/37	1,250,000	1,321,350
State of California GO, 4.00%, 3/1/38	1,000,000	1,058,609
State of California GO, 4.00%, 3/1/38	5,000,000	5,145,449
State of California GO, 5.00%, 9/1/39	5,000,000	5,686,241
State of California GO, 4.00%, 10/1/41	6,595,000	6,694,062
State of California GO, 5.00%, 3/1/42	1,000,000	1,117,311
State of California GO, 4.00%, 4/1/42	7,500,000	7,598,812
State of California GO, 4.00%, 9/1/42	1,000,000	1,013,935
State of California GO, 5.00%, 9/1/42	2,025,000	2,089,910
State of California GO, 5.00%, 9/1/42	4,000,000	4,356,846
State of California GO, 5.00%, 3/1/43	1,000,000	1,105,578
State of California GO, 5.25%, 8/1/44	2,510,000	2,800,682
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/30 (BAM)	1,000,000	1,069,594
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/31 (BAM)	1,000,000	1,068,321
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AG)	1,500,000	1,527,133
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AG)	1,800,000	1,832,184
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AG)	1,825,000	1,856,936
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AG)	1,000,000	1,015,908
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	1,110,000	1,304,043
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	2,375,000	2,790,183
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	850,000	988,828
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	1,325,000	1,541,408
Stockton Unified School District GO, 5.00%, 8/1/39 (AG)	1,000,000	1,137,212
Stockton Unified School District GO, 5.00%, 8/1/40 (AG)	500,000	561,576
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	238,546
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	356,895
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	419,812
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	488,016
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	500,000	524,446
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AG)	1,155,000	1,211,170
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AG)	765,000	801,586
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AG)	750,000	784,683
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AG)	1,060,000	1,103,329
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AG)	1,130,000	1,202,188
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	1,000,000	1,080,344
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	438,329
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,320,003
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,358,329
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	749,996
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,488,504
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,025,000	1,080,868
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,200,624
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,359,775
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	845,029

Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,519,868
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	787,808
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	854,109
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	313,751
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	312,670
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	722,047
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	329,263
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,025,830
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AG)	330,000	345,136
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	597,244
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	449,575
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	773,881
Tustin Financing Authority Special Tax, 5.00%, 9/1/28	325,000	345,851
Tustin Financing Authority Special Tax, 5.00%, 9/1/29	325,000	353,301
Tustin Financing Authority Special Tax, 5.00%, 9/1/30 (AG)	320,000	355,957
Tustin Financing Authority Special Tax, 5.00%, 9/1/31 (AG)	485,000	549,397
Tustin Financing Authority Special Tax, 5.00%, 9/1/32 (AG)	480,000	551,062
Tustin Financing Authority Special Tax, 5.00%, 9/1/33 (AG)	775,000	898,813
Tustin Financing Authority Special Tax, 5.00%, 9/1/34 (AG)	1,000,000	1,169,186
Tustin Financing Authority Special Tax, 5.00%, 9/1/35 (AG)	700,000	824,015
University of California Rev., 4.00%, 5/15/26	2,415,000	2,435,045
University of California Rev., 5.00%, 5/15/26	15,000,000	15,192,111
University of California Rev., 5.00%, 5/15/29	4,000,000	4,387,315
University of California Rev., 5.00%, 5/15/29	14,500,000	15,904,016
University of California Rev., 5.00%, 5/15/37	10,500,000	12,260,151
University of California Rev., 5.25%, 5/15/37	5,000,000	6,037,684
University of California Rev., 5.00%, 5/15/42	2,500,000	2,663,674
University of California Rev., 5.00%, 5/15/42	7,500,000	8,282,479
University of California Rev., VRDN, 2.40%, 12/1/25	3,725,000	3,725,000
University of California Rev., VRDN, 2.50%, 12/1/25	6,130,000	6,130,000
University of California Rev., VRDN, 2.50%, 12/1/25	9,930,000	9,930,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AG)	1,045,000	1,080,662
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,566,378
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,529,887
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,005,410
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	275,000	284,928
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/45	810,000	821,570
Walnut Energy Center Authority Rev., 5.00%, 1/1/26	2,425,000	2,430,437
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,693,845
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	173,397
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	229,826
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	342,663
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	568,951
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	776,302
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	307,475
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	254,353
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	227,332
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,409,773
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	922,902
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/40 (AG)	800,000	902,112

West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/45 (AG)	2,250,000	2,421,807
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,133,370
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,771,755
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,016,636
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	3,972,567
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	396,616
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	1,210,000	1,049,169
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,236,175
		2,077,787,514
Guam — 0.8%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	107,079
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	108,213
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	108,799
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	109,721
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	505,410
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	925,961
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/35	605,000	684,193
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/36	585,000	650,603
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/37	820,000	902,310
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/38	1,010,000	1,104,833
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/39	1,000,000	1,107,672
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/40	1,105,000	1,211,100
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	555,000	599,148
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	457,273
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	310,703
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	316,435
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	427,414
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	162,917
Guam Power Authority Rev., 5.00%, 10/1/34	750,000	848,890
Guam Power Authority Rev., 5.00%, 10/1/40	3,525,000	3,584,313
Territory of Guam Rev., 5.00%, 1/1/30	850,000	910,623
Territory of Guam Rev., 5.00%, 1/1/31	875,000	950,318
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,374,213
		17,468,141
Puerto Rico — 0.3%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,581,310	923,090
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	3,000,000	2,926,144
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,492,167
		6,341,401
TOTAL MUNICIPAL SECURITIES (Cost $2,074,590,371)		2,101,597,056
AFFILIATED FUNDS(5) — 0.5%
American Century California Municipal Bond ETF (Cost $10,360,308)	206,600	10,425,057
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $2,084,950,679)		2,112,022,113
OTHER ASSETS AND LIABILITIES — (0.8)%		(16,486,141)
TOTAL NET ASSETS — 100.0%		$2,095,535,972

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $88,810,141, which represented 4.2% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,101,597,056	—
Affiliated Funds	$10,425,057	—	—
	$10,425,057	$2,101,597,056	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,859	$4,292	—	$274	$10,425	207	—	$75
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.